SHAREHOLDERS' EQUITY (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended			12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended				1 Months Ended						12 Months Ended	1 Months Ended		9 Months Ended	1 Months Ended	9 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended							3 Months Ended					9 Months Ended										12 Months Ended
	Sep. 30, 2012	Jul. 31, 2014	Jul. 31, 2013	Oct. 31, 2013	Oct. 31, 2012	May 31, 1986	Oct. 31, 2012 Employee [Member]	Oct. 31, 2013 Consultant [Member] 2003 Share Plan [Member]	Jul. 31, 2014 Consultant [Member] 2010 Share Plan [Member]	Jul. 31, 2013 Consultant [Member] 2010 Share Plan [Member]	Jul. 31, 2014 Consultant [Member] 2010 Share Plan [Member]	Jul. 31, 2013 Consultant [Member] 2010 Share Plan [Member]	Oct. 31, 2012 Consultant [Member] 2010 Share Plan [Member]	Oct. 31, 2013 Consultant [Member]	Oct. 31, 2012 Consultant [Member]	Oct. 31, 2013 Current and Future Non-Employee Directors [Member] Nonqualified Stock Option [Member]	Sep. 30, 2012 New Executive Team [Member]	Sep. 30, 2012 New Presidentand Chief Executive Officer [Member]	Sep. 30, 2012 New Senior Vice Presidentand Engineering [Member]	Sep. 30, 2012 Strategic Advisor [Member]	Sep. 30, 2012 Chairmans Compensation [Member] Nonqualified Stock Option [Member]	Sep. 30, 2012 New Management Team [Member] Nonqualified Stock Option [Member]	Oct. 31, 2013 Outside Directors [Member] Nonqualified Stock Option [Member]	Nov. 30, 2012 Directors Additional Compensation Service [Member] Nonqualified Stock Option [Member]	Feb. 28, 2013 Board of Directors Chairman [Member] Nonqualified Stock Option [Member]	Jul. 31, 2014 Board of Directors Chairman [Member] 2010 Share Plan [Member]	Mar. 31, 2013 Three Outside Directors [Member] Nonqualified Stock Option [Member]	Jul. 31, 2014 Nonqualified Stock Option [Member] 2010 Share Plan Amendmend [Member]	Sep. 21, 2012 Nonqualified Stock Option [Member]	Sep. 30, 2012 Nonqualified Stock Option [Member]	Oct. 31, 2013 Nonqualified Stock Option [Member]	Jul. 31, 2014 Nonqualified Stock Option [Member]	Aug. 29, 2012 Maximum [Member] 2010 Share Plan Amendmend [Member]	Oct. 31, 2013 Certificate of Incorporation before Amendment [Member]	Nov. 30, 2012 Certificate of Incorporation before Amendment [Member]	Oct. 31, 2013 Certificate of Incorporation after Amendment [Member]	Nov. 30, 2012 Certificate of Incorporation after Amendment [Member]	Oct. 31, 2012 2003 Share Plan [Member]	Jul. 31, 2014 2003 Share Plan [Member]	Oct. 31, 2013 2003 Share Plan [Member]	Oct. 31, 2011 2003 Share Plan [Member]	Oct. 31, 2003 2003 Share Plan [Member]	Jul. 31, 2014 2010 Share Plan [Member]	Oct. 31, 2013 2010 Share Plan [Member]	Oct. 31, 2012 2010 Share Plan [Member]	Oct. 31, 2011 2010 Share Plan [Member]	Jul. 06, 2011 2010 Share Plan [Member]	Oct. 31, 2010 2010 Share Plan [Member]	Nov. 08, 2013 2010 Share Plan Amendmend [Member]	Jul. 06, 2011 2010 Share Plan Amendmend [Member]	Oct. 31, 2013 Options Granted Under The 2003 Plan And 2010 Plan [Member]	Sep. 30, 2012 Options Granted Under The 2003 Plan And 2010 Plan [Member]	Oct. 31, 2013 Stock Options Granted Outside 2003 and 2010 Plan [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Common Stock, Shares Authorized		600,000,000		600,000,000	240,000,000																													300,000,000	240,000,000	600,000,000	300,000,000
Stock Issued During Period, Shares, Issued for Services				0	7,100,818			0				665,000	457,172	1,345,000	457,172																												130,000
Share-based Compensation (in Dollars)		$ 1,562,350	$ 2,118,424	$ 2,693,121	$ 614,914		$ 927,000																															$ 85,000
Consultation Fees Related To Options (in Dollars)		784,000							6,000	117,000	41,000	168,000		305,000	76,000
Preferred Stock, Shares Authorized		500,000		500,000	500,000	500,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 100		$ 100	$ 100	$ 100
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																60,000																	30,000,000						70,000,000			70,000,000					15,000,000	15,000,000		27,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award																	40,000,000	16,000,000	8,000,000	16,000,000	750,000	750,000	3,000,000	1,000,000	1,000,000	400,000	1,000,000			1,500,000								1,840,000															3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased (in Dollars per share)	$ 0.2175																							$ 0.211	$ 0.235		$ 0.195		$ 0.2225									$ 0.145
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																								333,334	333,334																		13,700,000	1,075,020					20,000,000		3,000,000	41,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years																												10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	36 months			3 months																				2 years	2 years		4 years	23 years	3 years		36 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	12 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				40,000,000																									0			3,000,000								15,638,845	17,552,045		15,914,000	2,984,000	2,820,000	1,050,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)				0																												136,000											612,000	16,290									0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)		$ 1,000,000		$ 0																											$ 0	$ 112,000											$ 229,000	$ 16,290									$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		24,106,280		13,888,889																											1,000,000	2,333,334											5,016,222	2,257,750									1,416,668
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																								333,333	333,333				250,000